Earnings Per Common Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Common Share
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share amounts):

	For the years ended December 31,
	2021	2020	2019
Net income (loss) for basic and diluted earnings per share	$20,227	$(671,983)	$44,654

Common shares
Weighted average shares basic	16,096	9,484	6,809
Effect of dilutive securities	183	—	144
Weighted average common shares - diluted	16,279	9,484	6,953

Income (loss) earnings per share:
Basic	$1.26	$(70.85)	$6.56
Diluted	$1.24	$(70.85)	$6.42

The following is a summary of share equivalents not included in the computation of diluted earnings per share because their effects would have been anti-dilutive for the years ended December 31, 2021, 2020 and 2019 (in thousands).

	For the years ended December 31,
	2021	2020	2019
Share equivalents	19	640	183